Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 18 – Related party transactions

a)	Related parties

Name of related parties	Relationship with the Company
Dong Hu	Chief Executive Officer (CEO) and Chief Financial Officer (CFO) of the Company
Hong Kong Dewang Limited	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Hangzhou Dewang Jucheng Technology Company Limited (formerly known as “Zhejiang Wansi Computer Manufacturing Company Limited”, Hangzhou Dewang)	80.95% owned by Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd.	Controlled by Dong Hu
Top Max Limited	Controlled by Dong Hu
Shubo Qian	Brother-in-law of Dong Hu
Jun Hu	Sister of Dong Hu
Hangzhou Yiquansheng Communication Technology Co., Ltd.	Controlled by Dong Hu

b)	Operating leases with related parties

The Company leases office space from Hangzhou Dewang Jucheng Technology Company Limited (formerly named “Zhejiang Wansi Computer Manufacturing Company Limited”) under non-cancellable operating lease agreements with lease terms ranging from one to eight and a half years. Lease expense from this related party for the years ended December 31, 2025, 2024 and 2023 amounted to US$28,465, US$28,467 and US$28,924, respectively. The balance of operating lease right-of-use assets and lease liabilities, including the current and non-current portion, associated with this related party, was US$69,486 and US$69,486 as of December 31, 2025, and US$40,081 and US$40,081 as of December 31, 2024, respectively.

The Company leases office space from Hangzhou Dewang under short-term lease agreement with lease term of nine months in 2025. Short-term lease expenses from this related party for the years ended December 31, 2025 amounted to US$10,536.

The Company leases office space from Hangzhou Yiquansheng Communication Technology Co., Ltd. under non-cancellable operating lease agreements with lease terms of 31 months. Lease expense from this related party for the year ended December 31, 2023 amounted to US$495,133.

c)	Revenues from a related party

For the period from May 2024 to November 8, 2024, the Company sold US$337,100 products to Redback Technologies. On November 8, 2024, the Company acquired 100% equity interest of Redback Technologies and it ceased to be a related party of the Company. See Note 3 for detail.

d)	Loan to a related party

For the period from May 2024 to November 8, 2024, Redback Technologies borrowed AUD 3,696,386 (approximately US$2.3 million) and RMB626,797 (approximately US$86,000) from the Company. On November 8, 2024, the Company acquired 100% equity interest of Redback Technologies and it ceased to be a related party of the Company. The preexisting loans to Redback Technologies was considered effectively settled upon the acquisition. See Note 3 for detail.

e)	Foreign exchange service provided to a related party

For the year ended December 31, 2025, Dong Hu, through the Company, performed an exchange with an outstanding custodial cash receivable and liability balance of US$126,920 as of December 31, 2025 recorded under other current assets and accrued liabilities and other payables, respectively. The outstanding custodial cash receivable and liability balance was settled subsequently in 2026.